UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JANUARY 31, 2016

Legacy Focused Large Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2016. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China’s Growth and U.S. Central Bank Moves Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, a stock market crash, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last August and reignited in January, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. Last summer’s market volatility convinced the U.S. Federal Reserve (the Fed) to postpone any long-awaited interest rate hikes until the end of 2015.

The Fed’s decision to delay raising interest rates, along with further monetary policy easing by other major central banks, helped stabilize market conditions briefly. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as 2015 ended and 2016 began. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including municipal and Treasury securities were market leaders.

We expect China’s growth, oil issues, central bank policies, and the U.S. presidential election campaign to command the markets’ attention in coming months, accompanied by further volatility. Contractions are part of normal, cyclical market behavior, and could present both challenges and opportunities for active investment managers. Market volatility also underlines the importance of risk awareness and assessment. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	-12.94%	-8.76%	8.89%	5.52%	5/31/06
S&P 500 Index	—	-6.77%	-0.67%	10.90%	6.72%	—
Institutional Class	ACFSX	-12.84%	-8.62%	9.10%	5.73%	5/31/06
R Class	ACFCX	-13.14%	-9.25%	8.35%	4.99%	5/31/06
Advisor Class	ACFDX	-13.01%	-9.03%	8.61%	5.26%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.11%	0.91%	1.61%	1.36%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

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Fund Characteristics

JANUARY 31, 2016
Top Ten Holdings	% of net assets
Berkshire Hathaway, Inc., Class A	4.2%
Altria Group, Inc.	3.9%
General Electric Co.	3.8%
Welltower, Inc.	3.2%
Yum! Brands, Inc.	3.2%
Intel Corp.	3.1%
eBay, Inc.	3.0%
Pfizer, Inc.	2.9%
Syntel, Inc.	2.9%
Wells Fargo & Co.	2.8%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.0%
Technology Hardware, Storage and Peripherals	6.4%
Tobacco	5.6%
Health Care Providers and Services	5.3%
Pharmaceuticals	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.5%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	0.2%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1) 8/1/15 - 1/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$870.60	$5.22	1.11%
Institutional Class	$1,000	$871.60	$4.28	0.91%
R Class	$1,000	$868.60	$7.56	1.61%
Advisor Class	$1,000	$869.90	$6.39	1.36%
Hypothetical
Investor Class	$1,000	$1,019.56	$5.63	1.11%
Institutional Class	$1,000	$1,020.56	$4.62	0.91%
R Class	$1,000	$1,017.04	$8.16	1.61%
Advisor Class	$1,000	$1,018.30	$6.90	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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Schedule of Investments

JANUARY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace and Defense — 2.8%
Boeing Co. (The)	2,132	$256,117
Airlines — 2.5%
American Airlines Group, Inc.	5,924	230,977
Banks — 4.2%
M&T Bank Corp.	1,092	120,316
Wells Fargo & Co.	5,199	261,146
		381,462
Biotechnology — 3.8%
AbbVie, Inc.	2,003	109,965
Gilead Sciences, Inc.	2,719	225,677
Neurocrine Biosciences, Inc.(1)	352	14,977
		350,619
Capital Markets — 1.3%
Lazard Ltd., Class A	3,430	123,446
Chemicals — 2.1%
LyondellBasell Industries NV, Class A	2,449	190,949
Communications Equipment — 2.2%
Cisco Systems, Inc.	7,832	186,323
F5 Networks, Inc.(1)	149	13,973
		200,296
Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class A(1)	2	388,720
Electric Utilities — 2.8%
Exelon Corp.	8,645	255,633
Food and Staples Retailing — 2.8%
CVS Health Corp.	2,641	255,094
Food Products — 1.5%
Archer-Daniels-Midland Co.	3,949	139,597
Health Care Providers and Services — 5.3%
HCA Holdings, Inc.(1)	659	45,853
McKesson Corp.	1,391	223,923
UnitedHealth Group, Inc.	1,904	219,265
		489,041
Hotels, Restaurants and Leisure — 3.2%
Yum! Brands, Inc.	4,079	295,197
Household Durables — 2.1%
Harman International Industries, Inc.	2,573	191,405
Industrial Conglomerates — 3.8%
General Electric Co.	12,038	350,306
Insurance — 3.0%
Aflac, Inc.	2,026	117,427

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	Shares	Value
Chubb Ltd.	1,424	$161,012
		278,439
Internet and Catalog Retail — 1.9%
Amazon.com, Inc.(1)	292	171,404
Internet Software and Services — 3.0%
eBay, Inc.(1)	11,937	280,042
IT Services — 2.9%
Syntel, Inc.(1)	5,681	268,939
Media — 2.4%
Comcast Corp., Class A	3,943	219,665
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	1,136	98,230
Diamondback Energy, Inc.(1)	1,594	120,426
Exxon Mobil Corp.	2,621	204,045
Tesoro Corp.	2,539	221,528
		644,229
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	3,409	211,904
Pfizer, Inc.	8,890	271,056
		482,960
Real Estate Investment Trusts (REITs) — 3.2%
Welltower, Inc.	4,788	297,909
Semiconductors and Semiconductor Equipment — 3.1%
Intel Corp.	9,178	284,702
Software — 2.6%
Manhattan Associates, Inc.(1)	4,197	241,957
Specialty Retail — 4.5%
Home Depot, Inc. (The)	2,020	254,035
L Brands, Inc.	1,634	157,109
		411,144
Technology Hardware, Storage and Peripherals — 6.4%
Apple, Inc.	2,252	219,209
Hewlett Packard Enterprise Co.	17,592	242,066
HP, Inc.	13,087	127,075
		588,350
Tobacco — 5.6%
Altria Group, Inc.	5,854	357,738
Philip Morris International, Inc.	1,792	161,298
		519,036
Wireless Telecommunication Services — 2.0%
T-Mobile US, Inc.(1)	4,588	184,208
TOTAL COMMON STOCKS (Cost $9,578,320)		8,971,843
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $91,410), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $89,551)		89,549

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	Shares	Value
Repurchase Agreement Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $132,813), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $126,001)		$126,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,009	1,009
TOTAL TEMPORARY CASH INVESTMENTS (Cost $216,558)		216,558
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $9,794,878)		9,188,401
OTHER ASSETS AND LIABILITIES — 0.2%		15,775
TOTAL NET ASSETS — 100.0%		$9,204,176

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

JANUARY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $9,794,878)	$9,188,401
Receivable for capital shares sold	26,759
Dividends and interest receivable	6,378
9,221,538

Liabilities
Payable for capital shares redeemed	8,295
Accrued management fees	8,827
Distribution and service fees payable	240
17,362

Net Assets	$9,204,176

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,399,803
Undistributed net investment income	60,842
Accumulated net realized loss	(8,649,992)
Net unrealized depreciation	(606,477)
$9,204,176

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$8,388,337	572,999	$14.64
Institutional Class, $0.01 Par Value	$28,478	1,940	$14.68
R Class, $0.01 Par Value	$293,129	20,248	$14.48
Advisor Class, $0.01 Par Value	$494,232	33,941	$14.56

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$126,544
Interest	33
126,577

Expenses:
Management fees	62,583
Distribution and service fees:
R Class	886
Advisor Class	810
Directors' fees and expenses	228
Other expenses	261
64,768

Net investment income (loss)	61,809

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(384,599)
Foreign currency transactions	2,161
(382,438)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,264,589)
Translation of assets and liabilities in foreign currencies	(941)
(1,265,530)

Net realized and unrealized gain (loss)	(1,647,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,586,159)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$61,809	$99,793
Net realized gain (loss)	(382,438)	1,269,302
Change in net unrealized appreciation (depreciation)	(1,265,530)	(439,003)
Net increase (decrease) in net assets resulting from operations	(1,586,159)	930,092

Distributions to Shareholders
From net investment income:
Investor Class	(123,928)	(158,378)
Institutional Class	(459)	(288)
R Class	(2,619)	(3,703)
Advisor Class	(7,646)	(7,131)
Decrease in net assets from distributions	(134,652)	(169,500)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,528,673)	(3,241,894)

Net increase (decrease) in net assets	(4,249,484)	(2,481,302)

Net Assets
Beginning of period	13,453,660	15,934,962
End of period	$9,204,176	$13,453,660

Undistributed net investment income	$60,842	$133,685

 See Notes to Financial Statements.

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Notes to Financial Statements

JANUARY 31, 2016 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

13

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.60% to 0.90% for the Institutional Class. The effective annual management fee for each class for the six months ended January 31, 2016 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2016 were $11,377,750 and $14,051,618, respectively.

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5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	29,189	$457,141	237,522	$4,043,709
Issued in reinvestment of distributions	7,731	121,220	9,661	154,581
Redeemed	(186,448)	(2,924,853)	(448,114)	(7,411,583)
	(149,528)	(2,346,492)	(200,931)	(3,213,293)
Institutional Class
Sold	—	—	750	13,139
Issued in reinvestment of distributions	29	459	18	288
	29	459	768	13,427
R Class
Sold	730	11,260	4,976	82,269
Issued in reinvestment of distributions	169	2,619	234	3,703
Redeemed	(10,973)	(177,973)	(1,612)	(26,729)
	(10,074)	(164,094)	3,598	59,243
Advisor Class
Sold	11,136	173,934	3,306	56,261
Issued in reinvestment of distributions	490	7,646	448	7,131
Redeemed	(13,252)	(200,126)	(9,792)	(164,663)
	(1,626)	(18,546)	(6,038)	(101,271)
Net increase (decrease)	(161,199)	$(2,528,673)	(202,603)	$(3,241,894)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,971,843	—	—
Temporary Cash Investments	1,009	$215,549	—
	$8,972,852	$215,549	—

16

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended January 31, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,161 in net realized gain (loss) on foreign currency transactions and $(941) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,865,301
Gross tax appreciation of investments	$251,089
Gross tax depreciation of investments	(927,989)
Net tax appreciation (depreciation) of investments	$(676,900)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2015, the fund had accumulated short-term capital losses of $(8,194,540), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(3,853,322) and $(4,341,218) expire in 2017 and 2018, respectively.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$17.04	0.09	(2.28)	(2.19)	(0.21)	$14.64	(12.94)%	1.11%(4)	1.12%(4)	102%	$8,388
2015	$16.06	0.13	1.07	1.20	(0.22)	$17.04	7.55%	1.11%	0.76%	216%	$12,309
2014	$13.61	0.22	2.37	2.59	(0.14)	$16.06	19.16%	1.10%	1.46%	228%	$14,829
2013	$11.11	0.17	2.62	2.79	(0.29)	$13.61	25.74%	1.11%	1.39%	253%	$9,897
2012	$10.65	0.25	0.33	0.58	(0.12)	$11.11	5.54%	1.11%	2.39%	243%	$6,975
2011	$9.15	0.11	1.53	1.64	(0.14)	$10.65	18.07%	1.11%	1.04%	271%	$7,638
Institutional Class
2016(3)	$17.10	0.10	(2.28)	(2.18)	(0.24)	$14.68	(12.84)%	0.91%(4)	1.32%(4)	102%	$28
2015	$16.12	0.17	1.06	1.23	(0.25)	$17.10	7.74%	0.91%	0.96%	216%	$33
2014	$13.67	0.25	2.37	2.62	(0.17)	$16.12	19.32%	0.90%	1.66%	228%	$18
2013	$11.14	0.19	2.65	2.84	(0.31)	$13.67	26.19%	0.91%	1.59%	253%	$15
2012	$10.69	0.27	0.32	0.59	(0.14)	$11.14	5.64%	0.91%	2.59%	243%	$12
2011	$9.18	0.13	1.54	1.67	(0.16)	$10.69	18.36%	0.91%	1.24%	271%	$33

18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$16.81	0.05	(2.25)	(2.20)	(0.13)	$14.48	(13.14)%	1.61%(4)	0.62%(4)	102%	$293
2015	$15.84	0.04	1.07	1.11	(0.14)	$16.81	7.04%	1.61%	0.26%	216%	$510
2014	$13.43	0.06	2.42	2.48	(0.07)	$15.84	18.51%	1.60%	0.96%	228%	$423
2013	$10.96	0.11	2.60	2.71	(0.24)	$13.43	25.20%	1.61%	0.89%	253%	$19
2012	$10.51	0.20	0.32	0.52	(0.07)	$10.96	4.98%	1.61%	1.89%	243%	$15
2011	$9.03	0.05	1.52	1.57	(0.09)	$10.51	17.49%	1.61%	0.54%	271%	$18
Advisor Class
2016(3)	$16.92	0.07	(2.26)	(2.19)	(0.17)	$14.56	(13.01)%	1.36%(4)	0.87%(4)	102%	$494
2015	$15.95	0.09	1.06	1.15	(0.18)	$16.92	7.26%	1.36%	0.51%	216%	$602
2014	$13.53	0.16	2.37	2.53	(0.11)	$15.95	18.75%	1.35%	1.21%	228%	$664
2013	$11.03	0.14	2.62	2.76	(0.26)	$13.53	25.62%	1.36%	1.14%	253%	$191
2012	$10.58	0.23	0.31	0.54	(0.09)	$11.03	5.21%	1.36%	2.14%	243%	$215
2011	$9.09	0.06	1.55	1.61	(0.12)	$10.58	17.78%	1.36%	0.79%	271%	$399

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88420 1603

SEMIANNUAL REPORT	JANUARY 31, 2016

Legacy Large Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2016. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China’s Growth and U.S. Central Bank Moves Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, a stock market crash, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last August and reignited in January, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. Last summer’s market volatility convinced the U.S. Federal Reserve (the Fed) to postpone any long-awaited interest rate hikes until the end of 2015.

The Fed’s decision to delay raising interest rates, along with further monetary policy easing by other major central banks, helped stabilize market conditions briefly. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as 2015 ended and 2016 began. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including municipal and Treasury securities were market leaders.

We expect China’s growth, oil issues, central bank policies, and the U.S. presidential election campaign to command the markets’ attention in coming months, accompanied by further volatility. Contractions are part of normal, cyclical market behavior, and could present both challenges and opportunities for active investment managers. Market volatility also underlines the importance of risk awareness and assessment. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	-11.95%	-5.98%	10.39%	6.27%	5/31/06
Russell 1000 Growth Index	—	-7.18%	1.32%	11.67%	8.25%	—
Institutional Class	ACGHX	-11.90%	-5.84%	10.58%	6.48%	5/31/06
R Class	ACGEX	-12.17%	-6.43%	9.84%	5.74%	5/31/06
Advisor Class	ACGDX	-12.12%	-6.24%	10.10%	6.00%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.11%	0.91%	1.61%	1.36%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

JANUARY 31, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	5.7%
Lowe's Cos., Inc.	3.8%
Reynolds American, Inc.	2.7%
Microsoft Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Fiserv, Inc.	2.4%
Wal-Mart Stores, Inc.	2.4%
Visa, Inc., Class A	2.4%
Sherwin-Williams Co. (The)	2.3%
Boeing Co. (The)	2.3%

Top Five Industries	% of net assets
IT Services	12.1%
Technology Hardware, Storage and Peripherals	7.1%
Health Care Providers and Services	6.6%
Biotechnology	5.5%
Software	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1)8/1/15 - 1/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$880.50	$5.25	1.11%
Institutional Class	$1,000	$881.00	$4.30	0.91%
R Class	$1,000	$878.30	$7.60	1.61%
Advisor Class	$1,000	$878.80	$6.42	1.36%
Hypothetical
Investor Class	$1,000	$1,019.56	$5.63	1.11%
Institutional Class	$1,000	$1,020.56	$4.62	0.91%
R Class	$1,000	$1,017.04	$8.16	1.61%
Advisor Class	$1,000	$1,018.30	$6.90	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

JANUARY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 2.3%
Boeing Co. (The)	3,887	$466,945
Air Freight and Logistics — 1.7%
United Parcel Service, Inc., Class B	3,623	337,664
Airlines — 2.4%
American Airlines Group, Inc.	7,633	297,611
JetBlue Airways Corp.(1)	9,135	194,667
		492,278
Auto Components — 1.7%
Delphi Automotive plc	5,156	334,831
Beverages — 3.3%
Brown-Forman Corp., Class B	1,962	191,962
PepsiCo, Inc.	4,684	465,121
		657,083
Biotechnology — 5.5%
AbbVie, Inc.	4,928	270,547
Amgen, Inc.	2,908	444,139
Gilead Sciences, Inc.	4,825	400,475
		1,115,161
Capital Markets — 1.5%
Lazard Ltd., Class A	8,289	298,321
Chemicals — 4.3%
LyondellBasell Industries NV, Class A	5,025	391,799
Sherwin-Williams Co. (The)	1,828	467,365
		859,164
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	5,703	284,979
Energy Equipment and Services — 0.4%
Schlumberger Ltd.	1,255	90,699
Food and Staples Retailing — 4.4%
CVS Health Corp.	4,188	404,519
Wal-Mart Stores, Inc.	7,226	479,517
		884,036
Food Products — 0.6%
Archer-Daniels-Midland Co.	3,697	130,689
Health Care Equipment and Supplies — 1.3%
DexCom, Inc.(1)	3,568	254,327
Health Care Providers and Services — 6.6%
Aetna, Inc.	2,171	221,095
HCA Holdings, Inc.(1)	2,618	182,160
McKesson Corp.	2,532	407,601
UnitedHealth Group, Inc.	4,417	508,662
		1,319,518
Hotels, Restaurants and Leisure — 3.2%
Royal Caribbean Cruises Ltd.	4,220	345,871
Yum! Brands, Inc.	4,124	298,454
		644,325

7

	Shares	Value
Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	3,774	$315,808
Internet and Catalog Retail — 4.0%
Amazon.com, Inc.(1)	772	453,164
Expedia, Inc.	3,480	351,619
		804,783
Internet Software and Services — 2.3%
Facebook, Inc., Class A(1)	4,137	464,213
IT Services — 12.1%
Accenture plc, Class A	4,327	456,672
Fiserv, Inc.(1)	5,181	489,915
International Business Machines Corp.	2,958	369,129
Syntel, Inc.(1)	9,358	443,008
Vantiv, Inc., Class A(1)	4,371	205,655
Visa, Inc., Class A	6,408	477,332
		2,441,711
Media — 4.3%
Comcast Corp., Class A	7,549	420,555
Walt Disney Co. (The)	4,575	438,376
		858,931
Multiline Retail — 2.2%
Target Corp.	6,008	435,099
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	4,778	407,324
Pharmaceuticals — 3.1%
Merck & Co., Inc.	3,396	172,076
Pfizer, Inc.	14,627	445,977
		618,053
Professional Services — 1.0%
Verisk Analytics, Inc., Class A(1)	2,738	199,874
Real Estate Investment Trusts (REITs) — 0.6%
Public Storage	453	114,863
Real Estate Management and Development — 1.9%
CBRE Group, Inc.(1)	13,775	385,287
Semiconductors and Semiconductor Equipment — 2.1%
Intel Corp.	13,833	429,100
Software — 5.2%
Aspen Technology, Inc.(1)	3,997	129,662
Manhattan Associates, Inc.(1)	6,995	403,262
Microsoft Corp.	9,301	512,392
		1,045,316
Specialty Retail — 4.6%
Lowe's Cos., Inc.	10,680	765,329
Ross Stores, Inc.	2,907	163,548
		928,877
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.	11,682	1,137,126
Hewlett Packard Enterprise Co.	21,432	294,904
		1,432,030
Textiles, Apparel and Luxury Goods — 0.5%
Under Armour, Inc., Class A(1)	1,307	111,657

8

	Shares	Value
Tobacco — 2.7%
Reynolds American, Inc.	10,712	$535,064
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	1,941	77,931
TOTAL COMMON STOCKS (Cost $19,651,288)		19,775,941
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $149,514), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $146,471)		146,469
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $217,125), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $207,002)		207,000
State Street Institutional Liquid Reserves Fund, Premier Class	741	741
TOTAL TEMPORARY CASH INVESTMENTS (Cost $354,210)		354,210
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $20,005,498)		20,130,151
OTHER ASSETS AND LIABILITIES†		(9,910)
TOTAL NET ASSETS — 100.0%		$20,120,241

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $20,005,498)	$20,130,151
Receivable for capital shares sold	107
Dividends and interest receivable	12,464
20,142,722

Liabilities
Payable for capital shares redeemed	2,939
Accrued management fees	19,117
Distribution and service fees payable	425
22,481

Net Assets	$20,120,241

Net Assets Consist of:
Capital (par value and paid-in surplus)	$21,027,648
Undistributed net investment income	46,319
Accumulated net realized loss	(1,078,379)
Net unrealized appreciation	124,653
$20,120,241

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$18,181,232	1,231,153	$14.77
Institutional Class, $0.01 Par Value	$179,599	12,134	$14.80
R Class, $0.01 Par Value	$194,075	13,260	$14.64
Advisor Class, $0.01 Par Value	$1,565,335	106,383	$14.71

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$175,562
Interest	41
175,603

Expenses:
Management fees	124,124
Distribution and service fees:
R Class	464
Advisor Class	2,359
Directors' fees and expenses	445
Other expenses	132
127,524

Net investment income (loss)	48,079

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(989,255)
Foreign currency transactions	(8,014)
(997,269)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,921,965)
Translation of assets and liabilities in foreign currencies	(1,660)
(1,923,625)

Net realized and unrealized gain (loss)	(2,920,894)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,872,815)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$48,079	$89,577
Net realized gain (loss)	(997,269)	1,932,080
Change in net unrealized appreciation (depreciation)	(1,923,625)	657,612
Net increase (decrease) in net assets resulting from operations	(2,872,815)	2,679,269

Distributions to Shareholders
From net investment income:
Investor Class	(96,970)	(74,103)
Institutional Class	(1,340)	(322)
Advisor Class	(4,252)	(1,090)
From net realized gains:
Investor Class	(1,399,904)	(370,375)
Institutional Class	(13,664)	(968)
R Class	(14,300)	(2,889)
Advisor Class	(128,098)	(31,791)
Decrease in net assets from distributions	(1,658,528)	(481,538)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	284,793	(2,764,991)

Net increase (decrease) in net assets	(4,246,550)	(567,260)

Net Assets
Beginning of period	24,366,791	24,934,051
End of period	$20,120,241	$24,366,791

Undistributed net investment income	$46,319	$100,802

See Notes to Financial Statements.

12

Notes to Financial Statements

JANUARY 31, 2016 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

13

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in

14

the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.60% to 0.90% for the Institutional Class. The effective annual management fee for each class for the six months ended January 31, 2016 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2016 were $20,996,780 and $22,522,734, respectively.

15

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	115,431	$1,918,836	756,281	$13,026,159
Issued in reinvestment of distributions	93,069	1,477,001	25,932	439,553
Redeemed	(193,864)	(3,158,899)	(954,707)	(16,507,603)
	14,636	236,938	(172,494)	(3,041,891)
Institutional Class
Sold	4,624	82,685	3,251	57,490
Issued in reinvestment of distributions	944	15,004	76	1,290
Redeemed	(380)	(6,035)	—	—
	5,188	91,654	3,327	58,780
R Class
Sold	2,941	50,602	1,642	28,702
Issued in reinvestment of distributions	909	14,300	172	2,889
Redeemed	(565)	(9,456)	(3,705)	(64,061)
	3,285	55,446	(1,891)	(32,470)
Advisor Class
Sold	28,627	476,389	48,112	830,574
Issued in reinvestment of distributions	8,371	132,350	1,945	32,881
Redeemed	(43,182)	(707,984)	(34,428)	(612,865)
	(6,184)	(99,245)	15,629	250,590
Net increase (decrease)	16,925	$284,793	(155,429)	$(2,764,991)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$19,775,941	—	—
Temporary Cash Investments	741	$353,469	—
	$19,776,682	$353,469	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $563,060.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended January 31, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(8,014) in net realized gain (loss) on foreign currency transactions and $(1,660) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,123,155
Gross tax appreciation of investments	$1,256,793
Gross tax depreciation of investments	(1,249,797)
Net tax appreciation (depreciation) of investments	$6,996

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$18.11	0.04	(2.12)	(2.08)	(0.08)	(1.18)	(1.26)	$14.77	(11.95)%	1.11%(4)	0.45%(4)	95%	$18,181
2015	$16.61	0.06	1.76	1.82	(0.05)	(0.27)	(0.32)	$18.11	11.08%	1.11%	0.36%	226%	$22,032
2014	$14.18	0.09	2.43	2.52	(0.09)	—	(0.09)	$16.61	17.87%	1.10%	0.57%	202%	$23,075
2013	$11.07	0.11	3.11	3.22	(0.11)	—	(0.11)	$14.18	29.31%	1.11%	0.89%	216%	$9,449
2012	$10.62	0.12	0.42	0.54	(0.09)	—	(0.09)	$11.07	5.12%	1.11%	1.08%	204%	$6,381
2011	$8.81	0.12	1.78	1.90	(0.09)	—	(0.09)	$10.62	21.69%	1.11%	1.23%	194%	$5,742
Institutional Class
2016(3)	$18.17	0.05	(2.12)	(2.07)	(0.12)	(1.18)	(1.30)	$14.80	(11.90)%	0.91%(4)	0.65%(4)	95%	$180
2015	$16.66	0.09	1.78	1.87	(0.09)	(0.27)	(0.36)	$18.17	11.33%	0.91%	0.56%	226%	$126
2014	$14.22	0.12	2.44	2.56	(0.12)	—	(0.12)	$16.66	18.12%	0.90%	0.77%	202%	$60
2013	$11.10	0.14	3.11	3.25	(0.13)	—	(0.13)	$14.22	29.57%	0.91%	1.09%	216%	$51
2012	$10.65	0.14	0.42	0.56	(0.11)	—	(0.11)	$11.10	5.32%	0.91%	1.28%	204%	$48
2011	$8.84	0.13	1.79	1.92	(0.11)	—	(0.11)	$10.65	21.86%	0.91%	1.43%	194%	$64

18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$17.92	(0.01)	(2.09)	(2.10)	—	(1.18)	(1.18)	$14.64	(12.17)%	1.61%(4)	(0.05)%(4)	95%	$194
2015	$16.47	(0.02)	1.74	1.72	—	(0.27)	(0.27)	$17.92	10.52%	1.61%	(0.14)%	226%	$179
2014	$14.06	0.01	2.42	2.43	(0.02)	—	(0.02)	$16.47	17.28%	1.60%	0.07%	202%	$195
2013	$10.97	0.05	3.09	3.14	(0.05)	—	(0.05)	$14.06	28.76%	1.61%	0.39%	216%	$60
2012	$10.53	0.06	0.41	0.47	(0.03)	—	(0.03)	$10.97	4.53%	1.61%	0.58%	204%	$34
2011	$8.74	0.06	1.77	1.83	(0.04)	—	(0.04)	$10.53	21.02%	1.61%	0.73%	194%	$27
Advisor Class
2016(3)	$18.03	0.02	(2.12)	(2.10)	(0.04)	(1.18)	(1.22)	$14.71	(12.12)%	1.36%(4)	0.20%(4)	95%	$1,565
2015	$16.54	0.02	1.75	1.77	(0.01)	(0.27)	(0.28)	$18.03	10.78%	1.36%	0.11%	226%	$2,029
2014	$14.12	0.04	2.44	2.48	(0.06)	–	(0.06)	$16.54	17.57%	1.35%	0.32%	202%	$1,603
2013	$11.02	0.08	3.10	3.18	(0.08)	–	(0.08)	$14.12	29.04%	1.36%	0.64%	216%	$435
2012	$10.58	0.09	0.41	0.50	(0.06)	–	(0.06)	$11.02	4.78%	1.36%	0.83%	204%	$280
2011	$8.78	0.10	1.77	1.87	(0.07)	–	(0.07)	$10.58	21.34%	1.36%	0.98%	194%	$292

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88421 1603

SEMIANNUAL REPORT	JANUARY 31, 2016

Legacy Multi Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2016. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China’s Growth and U.S. Central Bank Moves Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the primary catalyst, where market-moving events included slowing economic growth, a stock market crash, currency devaluations, and massive monetary policy easing. These events sent shock waves through the global markets last August and reignited in January, triggering sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, most notably oil. Last summer’s market volatility convinced the U.S. Federal Reserve (the Fed) to postpone any long-awaited interest rate hikes until the end of 2015.

The Fed’s decision to delay raising interest rates, along with further monetary policy easing by other major central banks, helped stabilize market conditions briefly. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as 2015 ended and 2016 began. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as utilities, real estate investment trusts (REITs), and large-cap growth stocks performed best. In the U.S. bond market, high-quality sectors including municipal and Treasury securities were market leaders.

We expect China’s growth, oil issues, central bank policies, and the U.S. presidential election campaign to command the markets’ attention in coming months, accompanied by further volatility. Contractions are part of normal, cyclical market behavior, and could present both challenges and opportunities for active investment managers. Market volatility also underlines the importance of risk awareness and assessment. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of January 31, 2016
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACMNX	-11.82%	-5.00%	10.53%	6.04%	5/31/06
Russell 3000 Index	—	-8.53%	-2.48%	10.40%	6.64%	—
Institutional Class	ACMHX	-11.72%	-4.78%	10.74%	6.25%	5/31/06
R Class	ACMEX	-12.06%	-5.50%	9.97%	5.49%	5/31/06
Advisor Class	ACMFX	-11.94%	-5.23%	10.23%	5.76%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.16%	0.96%	1.66%	1.41%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

JANUARY 31, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	2.3%
Microsoft Corp.	2.1%
Johnson & Johnson	1.3%
General Electric Co.	1.3%
Verizon Communications, Inc.	1.1%
NextEra Energy, Inc.	1.1%
Wells Fargo & Co.	1.1%
QTS Realty Trust, Inc., Class A	1.1%
Inteliquent, Inc.	1.1%
Wal-Mart Stores, Inc.	1.0%

Top Five Industries	% of net assets
IT Services	8.0%
Oil, Gas and Consumable Fuels	4.8%
Insurance	4.5%
Pharmaceuticals	4.5%
Hotels, Restaurants and Leisure	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.0%
Temporary Cash Investments	3.9%
Other Assets and Liabilities	0.1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Expenses Paid During Period(1) 8/1/15 - 1/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$881.80	$5.49	1.16%
Institutional Class	$1,000	$882.80	$4.54	0.96%
R Class	$1,000	$879.40	$7.84	1.66%
Advisor Class	$1,000	$880.60	$6.67	1.41%
Hypothetical
Investor Class	$1,000	$1,019.31	$5.89	1.16%
Institutional Class	$1,000	$1,020.31	$4.88	0.96%
R Class	$1,000	$1,016.79	$8.42	1.66%
Advisor Class	$1,000	$1,018.05	$7.15	1.41%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

JANUARY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.0%
Aerospace and Defense — 1.9%
Curtiss-Wright Corp.	9,940	$685,860
Textron, Inc.	16,653	569,866
		1,255,726
Automobiles — 0.7%
Ford Motor Co.	36,692	438,103
Banks — 3.0%
Independent Bank Corp.	14,760	674,680
Valley National Bancorp	69,125	608,300
Wells Fargo & Co.	14,623	734,513
		2,017,493
Beverages — 0.7%
PepsiCo, Inc.	4,440	440,892
Biotechnology — 0.8%
Gilead Sciences, Inc.	6,771	561,993
Building Products — 1.0%
AAON, Inc.	32,025	689,498
Capital Markets — 3.2%
AllianceBernstein Holding LP	28,549	526,443
Invesco Ltd.	17,477	523,087
Janus Capital Group, Inc.	48,324	608,399
Lazard Ltd., Class A	14,289	514,261
		2,172,190
Chemicals — 1.4%
Praxair, Inc.	2,894	289,400
Sensient Technologies Corp.	11,020	657,563
		946,963
Commercial Services and Supplies — 1.0%
Stericycle, Inc.(1)	5,558	668,905
Communications Equipment — 0.4%
Alliance Fiber Optic Products, Inc.(1)	16,506	237,191
Construction and Engineering — 0.7%
Dycom Industries, Inc.(1)	7,063	467,994
Construction Materials — 1.0%
Vulcan Materials Co.	7,575	668,115
Distributors — 1.0%
Genuine Parts Co.	8,064	694,875
Diversified Telecommunication Services — 2.6%
China Unicom (Hong Kong) Ltd. ADR	26,159	290,103
Inteliquent, Inc.	41,424	711,664
Verizon Communications, Inc.	14,789	739,007
		1,740,774
Electric Utilities — 1.8%
NextEra Energy, Inc.	6,593	736,504
Portland General Electric Co.	12,784	496,914
		1,233,418

	Shares	Value
Electronic Equipment, Instruments and Components — 1.7%
Corning, Inc.	23,675	$440,592
Rofin-Sinar Technologies, Inc.(1)	26,971	687,491
		1,128,083
Food and Staples Retailing — 2.6%
Kroger Co. (The)	16,722	648,981
Wal-Mart Stores, Inc.	10,567	701,226
Walgreens Boots Alliance, Inc.	4,941	393,896
		1,744,103
Food Products — 2.2%
Archer-Daniels-Midland Co.	5,311	187,744
Fresh Del Monte Produce, Inc.	15,501	632,596
McCormick & Co., Inc.	7,780	684,406
		1,504,746
Gas Utilities — 0.8%
Questar Corp.	26,899	548,471
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	15,997	605,486
Varian Medical Systems, Inc.(1)	7,942	612,567
		1,218,053
Health Care Providers and Services — 3.1%
Aetna, Inc.	3,920	399,213
Cardinal Health, Inc.	7,545	613,937
Express Scripts Holding Co.(1)	7,872	565,761
UnitedHealth Group, Inc.	4,553	524,323
		2,103,234
Hotels, Restaurants and Leisure — 3.9%
Boyd Gaming Corp.(1)	35,660	635,104
Chuy's Holdings, Inc.(1)	20,493	700,656
Las Vegas Sands Corp.	13,296	599,650
Yum! Brands, Inc.	9,371	678,179
		2,613,589
Household Durables — 0.7%
Harman International Industries, Inc.	6,273	466,649
Household Products — 0.8%
Procter & Gamble Co. (The)	6,934	566,438
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.	13,917	492,662
Industrial Conglomerates — 2.3%
3M Co.	4,553	687,503
General Electric Co.	29,519	859,003
		1,546,506
Insurance — 4.5%
CNA Financial Corp.	19,435	645,825
HCI Group, Inc.	15,209	505,699
Principal Financial Group, Inc.	16,209	615,942
Universal Insurance Holdings, Inc.	35,159	658,880
Unum Group	21,388	612,552
		3,038,898
Internet and Catalog Retail — 1.9%
Blue Nile, Inc.(1)	18,549	645,320

	Shares	Value
Expedia, Inc.	6,180	$624,427
		1,269,747
Internet Software and Services — 1.7%
Akamai Technologies, Inc.(1)	10,307	470,205
WebMD Health Corp.(1)	13,451	687,481
		1,157,686
IT Services — 8.0%
Fiserv, Inc.(1)	7,271	687,546
FleetCor Technologies, Inc.(1)	4,117	505,732
International Business Machines Corp.	4,595	573,410
Leidos Holdings, Inc.	12,376	570,781
Science Applications International Corp.	14,891	634,655
Total System Services, Inc.	14,290	573,886
Vantiv, Inc., Class A(1)	14,407	677,849
Western Union Co. (The)	38,017	678,223
Xerox Corp.	47,998	467,981
		5,370,063
Life Sciences Tools and Services — 3.5%
Agilent Technologies, Inc.	17,113	644,305
Bio-Techne Corp.	5,481	453,224
PAREXEL International Corp.(1)	9,995	639,280
Waters Corp.(1)	5,134	622,292
		2,359,101
Media — 3.4%
Comcast Corp., Class A	12,197	679,495
MSG Networks, Inc.(1)	33,610	587,839
Omnicom Group, Inc.	7,731	567,069
Walt Disney Co. (The)	4,633	443,934
		2,278,337
Metals and Mining — 0.9%
Compass Minerals International, Inc.	8,411	629,563
Oil, Gas and Consumable Fuels — 4.8%
Chevron Corp.	5,193	449,039
Cimarex Energy Co.	5,961	554,373
EOG Resources, Inc.	5,618	398,990
Exxon Mobil Corp.	7,908	615,638
Marathon Petroleum Corp.	13,402	560,069
TC PipeLines LP	6,367	275,309
Valero Energy Corp.	5,748	390,117
		3,243,535
Paper and Forest Products — 0.6%
Boise Cascade Co.(1)	18,764	387,664
Personal Products — 0.6%
Medifast, Inc.	14,721	427,351
Pharmaceuticals — 4.5%
Bayer AG ADR	2,703	303,763
Johnson & Johnson	8,704	909,046
Merck & Co., Inc.	12,724	644,725
Pfizer, Inc.	21,120	643,949
Prestige Brands Holdings, Inc.(1)	10,923	509,885
		3,011,368
Real Estate Investment Trusts (REITs) — 2.9%
Gramercy Property Trust	86,850	634,874
QTS Realty Trust, Inc., Class A	15,492	715,730
VEREIT, Inc.	75,907	585,243
		1,935,847

	Shares	Value
Real Estate Management and Development — 2.2%
Jones Lang LaSalle, Inc.	4,560	$641,683
Marcus & Millichap, Inc.(1)	13,787	325,925
Realogy Holdings Corp.(1)	16,151	529,753
		1,497,361
Road and Rail — 1.0%
AMERCO	1,802	660,703
Semiconductors and Semiconductor Equipment — 1.7%
Intel Corp.	21,594	669,846
Linear Technology Corp.	11,619	496,480
		1,166,326
Software — 3.9%
CA, Inc.	22,701	652,200
Microsoft Corp.	25,434	1,401,159
Red Hat, Inc.(1)	7,710	540,085
		2,593,444
Specialty Retail — 1.0%
Home Depot, Inc. (The)	5,326	669,798
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	16,024	1,559,776
Thrifts and Mortgage Finance — 0.7%
Northwest Bancshares, Inc.	39,794	500,211
Tobacco — 2.8%
Altria Group, Inc.	11,381	695,493
Philip Morris International, Inc.	5,702	513,237
Vector Group Ltd.	28,776	671,056
		1,879,786
Trading Companies and Distributors — 1.3%
AerCap Holdings NV(1)	12,033	369,533
Air Lease Corp.	19,906	512,779
		882,312
TOTAL COMMON STOCKS (Cost $68,878,977)		64,685,541
TEMPORARY CASH INVESTMENTS — 3.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $1,122,310), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $1,099,475)		1,099,457
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $1,592,250), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $1,558,013)		1,558,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,387	1,387
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,658,844)		2,658,844
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $71,537,821)		67,344,385
OTHER ASSETS AND LIABILITIES — 0.1%		73,679
TOTAL NET ASSETS — 100.0%		$67,418,064

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $71,537,821)	$67,344,385
Receivable for capital shares sold	187,656
Dividends and interest receivable	45,759
67,577,800

Liabilities
Payable for capital shares redeemed	93,961
Accrued management fees	63,266
Distribution and service fees payable	2,509
159,736

Net Assets	$67,418,064

Net Assets Consist of:
Capital (par value and paid-in surplus)	$77,244,595
Undistributed net investment income	179,226
Accumulated net realized loss	(5,812,321)
Net unrealized depreciation	(4,193,436)
$67,418,064

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$54,632,249	3,352,008	$16.30
Institutional Class, $0.01 Par Value	$2,628,899	160,244	$16.41
R Class, $0.01 Par Value	$1,900,890	119,037	$15.97
Advisor Class, $0.01 Par Value	$8,256,026	511,242	$16.15

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,991)	$507,310
Interest	392
507,702

Expenses:
Management fees	315,475
Distribution and service fees:
R Class	3,670
Advisor Class	7,595
Directors' fees and expenses	1,035
Other expenses	263
328,038

Net investment income (loss)	179,664

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,438,754)
Foreign currency transactions	(1,181)
(2,439,935)

Change in net unrealized appreciation (depreciation) on:
Investments	(5,276,695)
Translation of assets and liabilities in foreign currencies	(228)
(5,276,923)

Net realized and unrealized gain (loss)	(7,716,858)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,537,194)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED) AND YEAR ENDED JULY 31, 2015
Increase (Decrease) in Net Assets	January 31, 2016	July 31, 2015
Operations
Net investment income (loss)	$179,664	$116,806
Net realized gain (loss)	(2,439,935)	2,673,648
Change in net unrealized appreciation (depreciation)	(5,276,923)	48,304
Net increase (decrease) in net assets resulting from operations	(7,537,194)	2,838,758

Distributions to Shareholders
From net investment income:
Investor Class	(163,378)	(82,323)
Institutional Class	(7,363)	(224)
Advisor Class	(3,890)	(3,808)
Decrease in net assets from distributions	(174,631)	(86,355)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	32,512,844	15,238,750

Net increase (decrease) in net assets	24,801,019	17,991,153

Net Assets
Beginning of period	42,617,045	24,625,892
End of period	$67,418,064	$42,617,045

Undistributed net investment income	$179,226	$174,193

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2016 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.65% to 0.95% for the Institutional Class. The effective annual management fee for each class for the six months ended January 31, 2016 was 1.15% for the Investor Class, R Class and Advisor Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2016 were $70,364,208 and $39,538,349, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2016		Year ended July 31, 2015
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,147,805	$37,616,363	1,349,491	$24,612,615
Issued in reinvestment of distributions	9,039	156,372	4,735	80,214
Redeemed	(824,969)	(14,154,011)	(632,900)	(10,947,784)
	1,331,875	23,618,724	721,326	13,745,045
Institutional Class
Sold	154,488	2,690,577	25,188	468,855
Issued in reinvestment of distributions	423	7,363	13	224
Redeemed	(21,654)	(363,337)	(134)	(2,509)
	133,257	2,334,603	25,067	466,570
R Class
Sold	98,758	1,707,571	37,580	658,916
Redeemed	(15,805)	(272,057)	(10,334)	(181,566)
	82,953	1,435,514	27,246	477,350
Advisor Class
Sold	394,855	6,805,677	188,778	3,388,941
Issued in reinvestment of distributions	227	3,890	227	3,808
Redeemed	(101,512)	(1,685,564)	(170,425)	(2,842,964)
	293,570	5,124,003	18,580	549,785
Net increase (decrease)	1,841,655	$32,512,844	792,219	$15,238,750

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$64,685,541	—	—
Temporary Cash Investments	1,387	$2,657,457	—
	$64,686,928	$2,657,457	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $426,990.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended January 31, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,181) in net realized gain (loss) on foreign currency transactions and $(228) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,043,041
Gross tax appreciation of investments	$1,457,368
Gross tax depreciation of investments	(6,156,024)
Net tax appreciation (depreciation) of investments	$(4,698,656)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2015, the fund had accumulated short-term capital losses of $(3,318,037), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(2,616,950) and $(701,087) expire in 2017 and 2018, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$18.54	0.06	(2.25)	(2.19)	(0.05)	$16.30	(11.82)%	1.16%(4)	0.69%(4)	73%	$54,632
2015	$16.35	0.09	2.18	2.27	(0.08)	$18.54	13.94%	1.16%	0.48%	193%	$37,463
2014	$14.46	0.09	2.01	2.10	(0.21)	$16.35	14.60%	1.15%	0.54%	175%	$21,232
2013	$11.30	0.15	3.20	3.35	(0.19)	$14.46	30.01%	1.16%	1.21%	170%	$9,801
2012	$10.90	0.19	0.33	0.52	(0.12)	$11.30	4.87%	1.16%	1.72%	179%	$8,321
2011	$8.74	0.12	2.04	2.16	—	$10.90	24.71%	1.17%	1.14%	246%	$8,041
Institutional Class
2016(3)	$18.68	0.06	(2.24)	(2.18)	(0.09)	$16.41	(11.72)%	0.96%(4)	0.89%(4)	73%	$2,629
2015	$16.47	0.11	2.22	2.33	(0.12)	$18.68	14.19%	0.96%	0.68%	193%	$504
2014	$14.56	0.12	2.03	2.15	(0.24)	$16.47	14.86%	0.95%	0.74%	175%	$32
2013	$11.38	0.18	3.21	3.39	(0.21)	$14.56	30.23%	0.96%	1.41%	170%	$23
2012	$10.98	0.22	0.32	0.54	(0.14)	$11.38	5.05%	0.96%	1.92%	179%	$18
2011	$8.79	0.14	2.05	2.19	—	$10.98	24.91%	0.97%	1.34%	246%	$33

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$18.16	0.02	(2.21)	(2.19)	—	$15.97	(12.06)%	1.66%(4)	0.19%(4)	73%	$1,901
2015	$16.01	(0.01)	2.16	2.15	—	$18.16	13.43%	1.66%	(0.02)%	193%	$655
2014	$14.16	—(5)	1.98	1.98	(0.13)	$16.01	14.03%	1.65%	0.04%	175%	$142
2013	$11.07	0.06	3.16	3.22	(0.13)	$14.16	29.36%	1.66%	0.71%	170%	$112
2012	$10.68	0.16	0.30	0.46	(0.07)	$11.07	4.34%	1.66%	1.22%	179%	$42
2011	$8.61	0.07	2.00	2.07	—	$10.68	24.04%	1.67%	0.64%	246%	$72
Advisor Class
2016(3)	$18.35	0.03	(2.22)	(2.19)	(0.01)	$16.15	(11.94)%	1.41%(4)	0.44%(4)	73%	$8,256
2015	$16.18	0.05	2.16	2.21	(0.04)	$18.35	13.67%	1.41%	0.23%	193%	$3,995
2014	$14.31	0.05	1.99	2.04	(0.17)	$16.18	14.32%	1.40%	0.29%	175%	$3,221
2013	$11.19	0.12	3.16	3.28	(0.16)	$14.31	29.63%	1.41%	0.96%	170%	$384
2012	$10.79	0.17	0.32	0.49	(0.09)	$11.19	4.65%	1.41%	1.47%	179%	$315
2011	$8.68	0.09	2.02	2.11	—	$10.79	24.31%	1.42%	0.89%	246%	$393

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88422 1603

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2016